Treasury shares (Details)			12 Months Ended
	Dec. 28, 2023 USD ($)	Aug. 30, 2021 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)
Treasury shares
Repurchase of ordinary shares					578,304	578,304
Stock repurchase value | ¥			¥ 108,967,252		¥ 107,151,908
Balance of treasury shares			¥ 911,217,013				¥ 911,217,013	$ 128,342,232
2021 Share Repurchase Program
Treasury shares
Repurchase of shares | $		$ 100,000,000
Stock repurchase program, period in force		12 months
Repurchase of ordinary shares			804,758	804,758
Stock repurchase value			¥ 108,967,252	$ 17,158,573	107,151,908	$ 16,737,290
Repurchase of ordinary shares paid					¥ 107,151,908				$ 16,737,290
2023 share repurchase program
Treasury shares
Stock repurchase value | $	$ 20,000,000
Ordinary shares
Treasury shares
Repurchase of ordinary shares					578,304	578,304